Formation Transactions and Initial Public Offering - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Sep. 10, 2021	Apr. 30, 2013	Dec. 31, 2021	Dec. 31, 2020
Formation Transactions and Initial Public Offering
Number of general partner units issued			640,278	615,117
Repayment of outstanding debt		$ 118,900
One-time entrance tax into Norwegian tonnage tax regime		3,000
Revolving credit facility, outstanding		$ 20,000
KNOT [Member] | Bodil Knutsen [Member]
Formation Transactions and Initial Public Offering
Period of related party guarantee of payment of hire rate		5 years
IPO [Member]
Formation Transactions and Initial Public Offering
Gross proceeds received		$ 179,900
Net proceeds from the offering		160,700
KNOT [Member]
Formation Transactions and Initial Public Offering
Cash distribution		$ 21,950
General Partner [Member]
Formation Transactions and Initial Public Offering
Number of general partner units issued		349,694
Subordinated Units | KNOT [Member]
Formation Transactions and Initial Public Offering
Limited partners' capital account, units issued		8,567,500
Common Units [Member]
Formation Transactions and Initial Public Offering
Limited partners' capital account, units issued			33,708,541	32,694,094
Limited Partner [Member] | Common Units [Member] | IPO [Member]
Formation Transactions and Initial Public Offering
Common units sold and issued		8,567,500
Common unit, per share amount		$ 21.00
Limited Partner [Member] | Common Units [Member] | Underwriters' option to purchase additional units
Formation Transactions and Initial Public Offering
Common units sold and issued		1,117,500
General Partner Unit [Member]
Formation Transactions and Initial Public Offering
Number of general partner units issued	25,161
IDR Holders
Formation Transactions and Initial Public Offering
Threshold quarterly distribution for increasing percentages allocated to the IDRs		$ 0.43125
Partnership [Member] | General Partner Unit [Member]
Formation Transactions and Initial Public Offering
Percentage of partnership interest held by General Partner	1.83%
KNOT Offshore Partners UK LLC [Member] | KNOT Shuttle Tankers AS
Formation Transactions and Initial Public Offering
Percentage of contribution to subsidiary		100.00%
KNOT [Member] | Partnership [Member]
Formation Transactions and Initial Public Offering
Percentage of limited partner interest		49.00%	27.70%
KNOT [Member] | Incentive Distribution Rights [Member]
Formation Transactions and Initial Public Offering
Percentage of limited partner interest		100.00%
General Partner [Member] | Partnership [Member]
Formation Transactions and Initial Public Offering
Percentage of partnership interest held by General Partner		2.00%
Public | Partnership [Member]
Formation Transactions and Initial Public Offering
Percentage of limited partner interest		49.00%	72.10%